Personnel expenses - Actuarial assumptions (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Personnel expenses
Actuarial assumption of discount rates	2.50%	2.70%	3.40%
Assumption of early pension withdrawal	20.00%	20.00%	20.00%
Expected salary increase	2.00%	2.00%	2.00%
Expected inflation	1.60%	1.60%	1.60%
Expected turnover	5.00%	5.00%	5.00%